Summary of Significant Accounting Policies (Details) - Schedule of Estimated Residual Value	Dec. 31, 2023
Electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Residual Value [Abstract]
Estimated useful lives	3 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Residual Value [Abstract]
Estimated useful lives	5 years
Vehicles [Member]
Schedule of Estimated Residual Value [Abstract]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Estimated Residual Value [Abstract]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Estimated Residual Value [Abstract]
Estimated useful lives	10 years